RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS	12 Months Ended
Dec. 29, 2024
Presentation of leases for lessee [abstract]
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS	RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS:
(a)Right-of-use assets:
The following table presents the right-of-use assets for the Company:

	2024	2023

Balance, beginning of fiscal year	$81,447	$77,958
Additions	34,863	18,502
Write-downs, impairments, and accelerated depreciation	(6,614)	(1,657)
Depreciation (note 20)	(14,128)	(13,356)
Balance, end of fiscal year	$95,568	$81,447

(b)Lease obligations:
The Company’s leases are primarily for manufacturing, sales, distribution, and administrative facilities.

The following table presents lease obligations recorded in the statement of financial position:

	December 29, 2024	December 31, 2023

Current	$17,749	$14,161
Non-current	99,671	83,900
	$117,420	$98,061

Leases of certain facilities contain extension or termination options exercisable by the Company before the end of the non-cancellable contract period. The Company has applied judgment to determine the lease term for the contracts with renewal and termination options and has included renewal and termination options in the measurement of lease obligations when it is reasonably certain to exercise the options. The Company reassesses whether it is reasonably certain to exercise the options if there is a significant event or a significant change in circumstances within its control which impacts the original assessments made. As at December 29, 2024, potential undiscounted future lease payments related to renewal options not included in the measurement of lease obligations were $116.8 million (December 31, 2023 - $80.2 million).

The following table presents the undiscounted future minimum lease payments under non-cancellable leases (including short term leases) as at December 29, 2024:

December 29, 2024

Less than one year	$25,549
One to five years	70,513
More than five years	41,319
$137,381

For the year ended December 29, 2024, expenses relating to short-term leases and leases of low-value assets were $3.4 million (2023 - $3.2 million).

For the year ended December 29, 2024, the total cash outflow for recognized lease obligations (including interest) was $20.0 million (2023 - $28.3 million), of which $15.2 million (2023 - $24.9 million) was included as part of cash outflows from financing activities.